Derivatives - Schedule of Outstanding and Matured Interest Rate Swaps (Detail) (Interest rate swap contracts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Outstanding Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Derivative notional amount	$ 750,000
Outstanding Interest Rate Swap Agreements [Member] | 2.03% [Member]
Derivative [Line Items]
Derivative notional amount	400,000
Interest Rate Received	1 month LIBOR
Interest Rate Paid	2.03%
Effective Date	Jul. 29, 2011
Debt Instrument, maturity date	Sep. 30, 2014
Outstanding Interest Rate Swap Agreements [Member] | 2.51% [Member]
Derivative [Line Items]
Derivative notional amount	350,000
Interest Rate Received	1 month LIBOR
Interest Rate Paid	2.51%
Effective Date	Apr. 30, 2012
Debt Instrument, maturity date	Sep. 30, 2014
Interest Rate Swap Matured [Member]
Derivative [Line Items]
Derivative notional amount	1,400,000	750,000
Interest Rate Swap Matured [Member] | 2.03% [Member]
Derivative [Line Items]
Derivative notional amount		400,000
Interest Rate Received		1 month LIBOR
Interest Rate Paid		2.03%
Effective Date		Jul. 29, 2011
Debt Instrument, maturity date		Sep. 30, 2014
Interest Rate Swap Matured [Member] | 2.51% [Member]
Derivative [Line Items]
Derivative notional amount		350,000
Interest Rate Received		1 month LIBOR
Interest Rate Paid		2.51%
Effective Date		Apr. 30, 2012
Debt Instrument, maturity date		Sep. 30, 2014
Interest Rate Swap Matured [Member] | 5.04% due April 30, 2012 [Member]
Derivative [Line Items]
Derivative notional amount	800,000
Interest Rate Received	3 month LIBOR
Interest Rate Paid	5.04%
Effective Date	Apr. 30, 2007
Debt Instrument, maturity date	Apr. 30, 2012
Interest Rate Swap Matured [Member] | 4.99% [Member]
Derivative [Line Items]
Derivative notional amount	350,000
Interest Rate Received	3 month LIBOR
Interest Rate Paid	4.99%
Effective Date	Apr. 30, 2007
Debt Instrument, maturity date	Apr. 30, 2011
Interest Rate Swap Matured [Member] | 5.04% due April 28, 2011 [Member]
Derivative [Line Items]
Derivative notional amount	125,000
Interest Rate Received	3 month LIBOR
Interest Rate Paid	5.04%
Effective Date	Apr. 30, 2007
Debt Instrument, maturity date	Apr. 28, 2011
Interest Rate Swap Matured [Member] | 5.03% [Member]
Derivative [Line Items]
Derivative notional amount	$ 125,000
Interest Rate Received	3 month LIBOR
Interest Rate Paid	5.03%
Effective Date	Apr. 30, 2007
Debt Instrument, maturity date	Apr. 28, 2011